PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current [Abstract]
Deferred channel costs	$ 271,194	$ 517,545
Other receivables	782,022	570,176
Prepaid expenses	121,049	120,753
Security deposits	16,828	18,725
Taxes receivable	168,266	145,401
Securities purchased under agreements to resell	390,002	11,418
Assets held for sale	25,954	0
Others	23,336	17,845
Total Current	1,798,651	1,401,863
Non-current [Abstract]
Deferred channel costs	8,476	14,367
Other receivables	6,821	3,303
Prepayment of long-lived assets (including renovation-in-progress)	61,733	44,056
Security deposits	47,314	48,770
Others	11,272	14,025
Total Non-current	$ 135,616	$ 124,521